FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   ----------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/05
                           -------



Item 1. Schedule of Investments.


Franklin Templeton Fund Allocator Series

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Conservative Target Fund............................   3
Franklin Templeton Corefolio Allocation Fund ..........................   4
Franklin Templeton Founding Funds Allocation Fund .....................   5
Franklin Templeton Growth Target Fund..................................   6
Franklin Templeton Moderate Target Fund................................   7
Franklin Templeton Perspectives Allocation Fund........................   8
Notes to Statements of Investments ....................................   9






                                   [LOGO OMITTED]
                                 FRANKLIN TEMPLETON
                                    INVESTMENTS
                        FRANKLIN o TEMPLETON o MUTUAL SERIES

                                         Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                               SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS IN UNDERLYING FUNDS
       LONG TERM INVESTMENTS 80.3%
       DOMESTIC EQUITY 28.1%
  a,b  Franklin Capital Growth Fund, Advisor Class ..........................................    1,068,222    $ 11,130,873
  a,b  Franklin Flex Cap Growth Fund, Advisor Class .........................................      236,273       8,576,699
  a,b  Franklin Natural Resources Fund, Advisor Class .......................................      167,212       4,538,136
    a  Franklin Real Estate Securities Fund, Advisor Class ..................................      174,279       4,369,187
  a,b  Franklin Small Cap Growth Fund II, Advisor Class .....................................    1,768,499      20,373,111
    a  Mutual Shares Fund, Class Z ..........................................................      587,220      13,576,525
                                                                                                              -------------
                                                                                                                62,564,531
                                                                                                              -------------

       DOMESTIC FIXED INCOME 27.3%
    a  Franklin Strategic Income Fund, Advisor Class ........................................      446,714       4,610,089
    a  Franklin Strategic Mortgage Portfolio ................................................    2,880,715      28,231,007
    a  Franklin Total Return Fund, Advisor Class ............................................    1,377,852      13,874,968
    a  Franklin U.S. Government Securities Fund, Advisor Class ..............................    2,122,727      13,988,770
                                                                                                              -------------
                                                                                                                60,704,834
                                                                                                              -------------

       FOREIGN EQUITY 12.5%
    a  Franklin Gold & Precious Metals Fund, Advisor Class ..................................      250,488       4,578,927
    a  Mutual European Fund, Class Z ........................................................      688,257      13,744,501
    a  Templeton Foreign Fund, Advisor Class ................................................      685,730       8,393,336
    a  Templeton Global Long Short Fund, Class Z ............................................       92,683       1,068,634
                                                                                                              -------------
                                                                                                                27,785,398
                                                                                                              -------------

       FOREIGN FIXED INCOME 12.4%
    a  Templeton Global Bond Fund, Advisor Class ............................................    2,567,930      27,656,605
                                                                                                              -------------
       TOTAL LONG TERM INVESTMENTS (COST $159,240,781) ......................................                  178,711,368
                                                                                                              -------------

       SHORT TERM INVESTMENT (COST $44,195,840) 19.8%
       MONEY FUND
    a  Franklin Institutional Fiduciary Trust Money Market Portfolio ........................   44,195,840      44,195,840
                                                                                                              -------------
       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $203,436,621) 100.1% .....................                  222,907,208
       OTHER ASSETS, LESS LIABILITIES (0.1)% ................................................                     (158,676)
                                                                                                              -------------
       NET ASSETS 100.0% ....................................................................                 $222,748,532
                                                                                                              =============




a See Note 2 regarding investments in underlying funds.
b Non-income producing.




                                             Quarterly Statements of Investments
                                   | See Notes to Statements of Investments. | 3

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                              SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS IN UNDERLYING FUNDS
       LONG TERM INVESTMENTS 99.6%
       DOMESTIC EQUITY 74.4%
  a,b  Franklin Capital Growth Fund, Advisor Class ..........................................   10,437,805    $108,761,928
    a  Franklin Growth Fund, Advisor Class ..................................................    3,350,161     111,191,859
    a  Mutual Shares Fund, Class Z ..........................................................    4,819,951     111,437,272
                                                                                                              -------------
                                                                                                               331,391,059
                                                                                                              -------------

       FOREIGN EQUITY 25.2%
    a  Templeton Growth Fund Inc., Advisor Class ............................................    4,879,447     112,129,686
                                                                                                              -------------
       TOTAL LONG TERM INVESTMENTS (COST $418,782,934) ......................................                  443,520,745
                                                                                                              -------------

       SHORT TERM INVESTMENT (COST $5,789,611) 1.3%
       MONEY FUND
    a  Franklin Institutional Fiduciary Trust Money Market Portfolio ........................    5,789,611       5,789,611
                                                                                                              -------------
       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $424,572,545) 100.9% .....................                  449,310,356
       OTHER ASSETS, LESS LIABILITIES (0.9)% ................................................                   (3,951,083)
                                                                                                              -------------

       NET ASSETS 100.0% ....................................................................                 $445,359,273
                                                                                                              =============




a See Note 2 regarding investments in Underlying Funds.
b Non-income producing.



4 | See Notes to Statements of Investments. |
Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                         SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS IN UNDERLYING FUNDS
       LONG TERM INVESTMENTS 99.5%
       DOMESTIC EQUITY 33.1%
    a  Mutual Shares Fund, Class Z ..........................................................   58,444,207  $1,351,230,062
                                                                                                            ---------------
       DOMESTIC HYBRID 32.7%
    a  Franklin Custodian Funds - Franklin Income Fund Inc., Advisor Class ..................  546,578,636   1,333,651,871
                                                                                                            ---------------
       FOREIGN EQUITY 33.7%
    a  Templeton Growth Fund Inc., Advisor Class ............................................   59,927,057   1,377,123,775
                                                                                                            ---------------
       TOTAL LONG TERM INVESTMENTS (COST $3,879,691,221) ....................................                4,062,005,708
                                                                                                            ---------------
       SHORT TERM INVESTMENT (COST $1,233,543) 0.0%B
       MONEY FUND
    a  Franklin Institutional Fiduciary Trust Money Market Portfolio ........................    1,233,543       1,233,543
                                                                                                            ---------------
       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $3,880,924,764) 99.5% ....................                4,063,239,251
       OTHER ASSETS, LESS LIABILITIES 0.5% ..................................................                   21,561,896
                                                                                                            ---------------
       NET ASSETS 100.0% ....................................................................               $4,084,801,147
                                                                                                            ===============




a See Note 2 regarding investments in Underlying Funds.
b Rounds to less than 0.05% of net assets.


                                             Quarterly Statements of Investments
                                   | See Notes to Statements of Investments. | 5

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TEMPLETON GROWTH TARGET FUND                                                      SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS IN UNDERLYING FUNDS
       LONG TERM INVESTMENTS 94.9%
       DOMESTIC EQUITY 56.2%
  a,b  Franklin Capital Growth Fund, Advisor Class ..........................................    3,054,103    $ 31,823,754
  a,b  Franklin Flex Cap Growth Fund, Advisor Class .........................................      651,929      23,665,020
  a,b  Franklin Natural Resources Fund, Advisor Class .......................................      471,325      12,791,760
    a  Franklin Real Estate Securities Fund, Advisor Class ..................................      507,087      12,712,669
  a,b  Franklin Small Cap Growth Fund II, Advisor Class .....................................    4,938,692      56,893,727
    a  Mutual Shares Fund, Class Z ..........................................................    1,597,308      36,929,756
                                                                                                              -------------
                                                                                                               174,816,686
                                                                                                              -------------

       DOMESTIC FIXED INCOME 10.0%
    a  Franklin Strategic Income Fund, Advisor Class ........................................      175,455       1,810,695
    a  Franklin Strategic Mortgage Portfolio ................................................    1,453,394      14,243,263
    a  Franklin Total Return Fund, Advisor Class ............................................      708,031       7,129,871
    a  Franklin U.S. Government Securities Fund, Advisor Class ..............................    1,179,875       7,775,376
                                                                                                              -------------
                                                                                                                30,959,205
                                                                                                              -------------

       FOREIGN EQUITY 24.1%
    a  Franklin Gold & Precious Metals Fund, Advisor Class ..................................      678,532      12,403,566
    a  Mutual European Fund, Class Z ........................................................    1,780,899      35,564,555
    a  Templeton Foreign Fund, Advisor Class ................................................    1,949,410      23,860,774
    a  Templeton Global Long Short Fund, Class Z ............................................      258,798       2,983,940
                                                                                                              -------------
                                                                                                                74,812,835
                                                                                                              -------------

       FOREIGN FIXED INCOME 4.6%
    a  Templeton Global Bond Fund, Advisor Class ............................................    1,322,220      14,240,309
                                                                                                              -------------
       TOTAL LONG TERM INVESTMENTS (COST $252,123,059) ......................................                  294,829,035
                                                                                                              -------------

       SHORT TERM INVESTMENT (COST $16,094,770) 5.2%
       MONEY FUND
    a  Franklin Institutional Fiduciary Trust Money Market Portfolio ........................   16,094,770      16,094,770
                                                                                                              -------------

       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $268,217,829) 100.1% .....................                  310,923,805
       OTHER ASSETS, LESS LIABILITIES (0.1)% ................................................                     (265,084)
                                                                                                              -------------
       NET ASSETS 100.0% ....................................................................                 $310,658,721
                                                                                                              =============




a See Note 2 regarding investments in underlying funds.
b Non-income producing.


6 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TEMPLETON MODERATE TARGET FUND                                                    SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS IN UNDERLYING FUNDS
       LONG TERM INVESTMENTS 90.2%
       DOMESTIC EQUITY 38.9%
  a,b  Franklin Capital Growth Fund, Advisor Class ..........................................    3,141,791    $ 32,737,465
  a,b  Franklin Flex Cap Growth Fund, Advisor Class .........................................      575,902      20,905,256
  a,b  Franklin Natural Resources Fund, Advisor Class .......................................      470,486      12,768,983
    a  Franklin Real Estate Securities Fund, Advisor Class ..................................      535,080      13,414,464
  a,b  Franklin Small Cap Growth Fund II, Advisor Class .....................................    4,888,562      56,316,233
    a  Mutual Shares Fund, Class Z ..........................................................    1,496,598      34,601,342
                                                                                                              -------------
                                                                                                               170,743,743
                                                                                                              -------------

       DOMESTIC FIXED INCOME 23.9%
    a  Franklin Strategic Income Fund, Advisor Class ........................................      688,149       7,101,699
    a  Franklin Strategic Mortgage Portfolio ................................................    4,720,341      46,259,343
    a  Franklin Total Return Fund, Advisor Class ............................................    2,484,366      25,017,561
    a  Franklin U.S. Government Securities Fund, Advisor Class ..............................    4,020,213      26,493,207
                                                                                                              -------------
                                                                                                               104,871,810
                                                                                                              -------------

       FOREIGN EQUITY 16.6%
    a  Franklin Gold & Precious Metals Fund, Advisor Class ..................................      691,328      12,637,470
    a  Mutual European Fund, Class Z ........................................................    1,814,892      36,243,395
    a  Templeton Foreign Fund, Advisor Class ................................................    1,724,547      21,108,459
    a  Templeton Global Long Short Fund, Class Z ............................................      271,690       3,132,584
                                                                                                              -------------
                                                                                                                73,121,908
                                                                                                              -------------

       FOREIGN FIXED INCOME 10.8%
    a  Templeton Global Bond Fund, Advisor Class ............................................    4,424,621      47,653,169
                                                                                                              -------------
       TOTAL LONG TERM INVESTMENTS (COST $352,094,624) ......................................                  396,390,630
                                                                                                              -------------

       SHORT TERM INVESTMENT (COST $43,653,273) 9.9%
       MONEY FUND
    a  Franklin Institutional Fiduciary Trust Money Market Portfolio ........................   43,653,273      43,653,273
                                                                                                              -------------

       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $395,747,897) 100.1% .....................                  440,043,903
       OTHER ASSETS, LESS LIABILITIES (0.1)% ................................................                     (509,034)
                                                                                                              -------------
       NET ASSETS 100.0% ....................................................................                 $439,534,869
                                                                                                              =============



a See Note 2 regarding investments in Underlying Funds.
b Non-income producing.


                                             Quarterly Statements of Investments
                                   | See Notes to Statements of Investments. | 7

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                            SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS IN UNDERLYING FUNDS
       LONG TERM INVESTMENTS 98.4%
       DOMESTIC EQUITY 65.1%
  a,b  Franklin Flex Cap Growth Fund, Advisor Class .........................................      400,599     $14,541,729
    a  Mutual Shares Fund, Class Z ..........................................................      646,752      14,952,917
                                                                                                               ------------
                                                                                                                29,494,646
                                                                                                               ------------

       FOREIGN EQUITY 33.3%
    a  Templeton Growth Fund Inc., Advisor Class ............................................      655,208      15,056,676
                                                                                                               ------------

       TOTAL LONG TERM INVESTMENTS (COST $43,909,303) .......................................                   44,551,322
                                                                                                               ------------

       SHORT TERM INVESTMENT (COST $192,431) 0.4%
       MONEY FUND
    a  Franklin Institutional Fiduciary Trust Money Market Portfolio ........................      192,431         192,431
                                                                                                               ------------


       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $44,101,734) 98.8% .......................                   44,743,753
       OTHER ASSETS, LESS LIABILITIES 1.2% ..................................................                      562,484
                                                                                                               ------------
       NET ASSETS 100.0% ....................................................................                  $45,306,237
                                                                                                               ============




a See Note 2 regarding investments in Underlying Funds.
b Non-income producing.




8 | See Notes to Statements of Investments. |
Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)


Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series (the Funds). All funds included in this report (the Funds) are non-diversified. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).


1. INCOME TAXES

At March 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                               ---------------------------------------------------------
                                               FRANKLIN TEMPLETON FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                  CONSERVATIVE         COREFOLIO        FOUNDING FUNDS
                                                   TARGET FUND      ALLOCATION FUND     ALLOCATION FUND
                                               ---------------------------------------------------------
Investments at cost .........................     $203,631,127        $424,864,098        $3,881,311,647
                                               ---------------------------------------------------------

Unrealized appreciation .....................     $ 20,473,586        $ 24,839,036        $  181,927,604
Unrealized depreciation .....................       (1,197,505)           (392,778)                   --
                                               ---------------------------------------------------------
Net unrealized appreciation (depreciation) ..     $ 19,276,081        $ 24,446,258        $  181,927,604
                                               ---------------------------------------------------------


                                               ---------------------------------------------------------
                                               FRANKLIN TEMPLETON FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                     GROWTH            MODERATE        PERSPECTIVES
                                                   TARGET FUND        TARGET FUND     ALLOCATION FUND
                                               ---------------------------------------------------------
Investments at cost..........................     $269,810,337       $396,107,112      $  44,102,924
                                               ---------------------------------------------------------

Unrealized appreciation......................     $ 41,954,005       $ 45,875,572      $     640,829
Unrealized depreciation......................         (840,537)        (1,938,781)                --
                                               ---------------------------------------------------------
Net unrealized appreciation (depreciation)...     $ 41,113,468       $ 43,936,791      $     640,829
                                               ---------------------------------------------------------



2. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At March 31, 2005, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

--------------------------------------------------------------------------------
  NAME OF ISSUER                                           % OF SHARES HELD
--------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
  Franklin Strategic Mortgage Portfolio                         7.5%

  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
  Franklin Capital Growth Fund, Advisor Class                   6.4%
  Franklin Growth Fund, Advisor Class                           5.1%

  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
  Mutual Shares Fund, Class Z                                  10.4%
  Templeton Growth Fund Inc., Advisor Class                     5.9%

  FRANKLIN TEMPLETON MODERATE TARGET FUND
  Franklin Strategic Mortgage Portfolio                        12.2%
  Franklin Total Return Fund, Advisor Class                     5.7%




                                         Quarterly Statements of Investments | 9

Franklin Templeton Fund Allocator Series

2. INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation/administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the administrative fees paid by the Sweep Money Fund.



For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10 |  Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005


By /s/Jimmy D. Gambill
      Chief Financial Officer
Date    May 20, 2005














                                Exhibit (A)



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Fund Allocator Series;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Fund Allocator Series;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer